Accrued Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Summary of accrued liabilities
Business and other taxes payable	$ 190	$ 190
Accrued expenses	25,000	193,682
Accrued salary	3,640	3,677
Accrued liabilities	$ 28,830	$ 197,549